OMB APPROVAL
OMB Number 3235-0578
Expires: May 31, 2007
Estimated average burden
hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO California Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2007

Date of Reporting Period: December 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–95.2%
$ 1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$ 1,000,830
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,362,944
11,725	5.35%, 11/15/32	NR/A+	12,393,794
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,187,982
1,000	5.50%, 12/1/33	NR/BBB	1,044,280
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,111,020
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (a)	NR/NR	2,272,960
500	Carson Public Financing Auth., Special Assessment, 5.00%, 9/2/,31, Ser. B	NR/NR	503,215
1,000	Cathedral City Public Financing Auth., Tax Allocation Rev., 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,052,080
1,150	Ceres Redev. Agcy. Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,224,324
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	862,614
2,940	zero coupon, 8/1/29	Aaa/AAA	845,309
	Chula Vista Community Facs. Dist., Special Tax,
2,000	5.125%, 9/1/36	NR/NR	2,043,440
1,600	5.75%, 9/1/33	NR/NR	1,651,216
675	6.15%, 9/1/26	NR/NR	721,069
1,620	6.20%, 9/1/33	NR/NR	1,730,403
1,000	City of Carlsbad, 6.00%, 9/2/34	NR/NR	1,045,690
8,000	Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev., 5.625%, 8/1/33, Ser. A	NR/BBB	8,488,320
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,906,106
	Educational Facs. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A, (Pre-refunded @ $100, 10/1/11) (a)	Aaa/AAA	2,659,025
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	718,210
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,238,050
2,195	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	Aaa/AAA	2,324,307
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	541,560
	Fremont Community Facs. Dist., Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,278,475
5,000	6.30%, 9/1/31	NR/NR	5,278,000
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,685,000
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,604,387
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
10,000	5.00%, 6/1/35, Ser. A (FGIC) (g)	Aaa/AAA	10,558,400
9,000	5.00%, 5/1/45, Ser. A (AMBAC-TCRS) (g)	Aaa/AAA	9,407,970

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (g)	Aaa/AAA	$ 4,181,320
18,000	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	20,139,300
38,490	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	44,138,792
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	5,132,850
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,267,420
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,156,150
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,101,420
1,550	5.25%, 1/1/26	NR/A+	1,632,910
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA−	2,193,440
	Infrastructure & Economic Dev. Bank Rev.,
7,750	Bay Area Toll Bridges, 5.00%, 1/1/28, (Pre-refunded @ $100, 1/1/28) (AMBAC) (a)(g)	Aaa/AAA	8,796,250
2,750	Claremont Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,933,342
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A/A+	3,198,630
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,546,160
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/12) (FGIC) (a)	Aaa/AAA	3,997,856
20	Lancaster Financing Auth. Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,712
825	Lee Lake Water Dist. Community Facs. Dist., Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	861,688
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA) (a)	Aaa/AAA	5,401,400
	Los Angeles Department of Water & Power Rev.,
6,000	4.75%, 7/1/30, Ser. A-2 (FSA) (g)	Aaa/AAA	6,224,940
500	4.75%, 7/1/36, Ser. A (FSA)	Aaa/AAA	515,145
10,000	5.00%, 7/1/30, Ser. A-2 (g)	Aa3/AA−	10,438,900
20,000	5.00%, 7/1/35, Ser. A-1 (FSA) (g)	Aaa/AAA	21,279,800
	Los Angeles Unified School Dist., GO (MBIA),
7,650	5.00%, 1/1/28, Ser. A	Aaa/AAA	8,070,138
3,000	5.125%, 1/1/27, Ser. E, (Pre-refunded @ $100, 7/1/12) (a)	Aaa/AAA	3,235,410
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,054,920
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,551,498
4,585	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	4,695,086
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,372,363
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,240,950
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (a)
985	5.25%, 9/1/27	NR/A	1,072,872
1,545	5.25%, 9/1/33	NR/A	1,687,279
5,000	Orange Cnty. Community Facs. Dist., Special Tax, Ladera Ranch, 5.55%, 8/15/33, Ser. A	NR/NR	5,142,700

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	$ 5,096,950
	Orange Cnty. Water Dist. Rev., CP (MBIA),
1,000	5.00%, 8/15/28, Ser. B	Aaa/AAA	1,045,740
3,053	5.00%, 8/15/34, Ser. B (g)	Aaa/AAA	3,192,953
5,000	Pajaro Valley Unified School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a)(g)	NR/NR	5,415,600
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,096,340
6,455	Pasadena Water Rev., 5.00%, 6/1/33 (FGIC) (g)	NR/NR	6,782,979
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,468,430
	Poway Unified School Dist., Special Tax, Community Facs. Dist. No. 6,
3,650	5.125%, 9/1/28	NR/NR	3,748,623
1,285	6.05%, 9/1/25	NR/NR	1,367,780
2,100	6.125%, 9/1/33	NR/NR	2,232,132
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,232,900
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	525,665
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	8,097,254
1,400	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,449,462
9,365	Sacramento Cnty. Water Financing Auth. Rev., 5.00%, 6/1/34 (AMBAC) (g)	NR/NR	9,808,707
8,000	Sacramento Muni Utility Dist., Electric Rev., 5.00%, 8/15/33, Ser. R (MBIA) (g)	Aaa/AAA	8,417,760
12,075	San Diego Community College Dist., 5.00%, 5/1/28, Ser. A (g)	Aaa/AAA	12,708,817
	San Diego Community Facs. Dist. No. 3, Ser. A,
890	5.60%, 9/1/21	NR/NR	908,743
580	5.70%, 9/1/26	NR/NR	591,884
1,700	5.75%, 9/1/36	NR/NR	1,737,145
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	514,368
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,785,730
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	9,026,798
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,562,820
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,144,600
11,248	San Marcos Public Facs. Auth. Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC) (g)	NR/NR	11,799,231
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Aaa/AAA	1,062,613
3,520	zero coupon, 8/1/28	Aaa/AAA	1,356,186
2,500	zero coupon, 8/1/30	Aaa/AAA	877,650
3,780	zero coupon, 8/1/31	Aaa/AAA	1,266,300
3,770	zero coupon, 8/1/32	Aaa/AAA	1,204,967
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev.,6/1/26, Ser. A, (Pre-refunded @ $100, 6/1/11) (MBIA) (a)	Aaa/AAA	1,324,375

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Santa Margarita Water Dist., Special Tax,
$ 2,500	6.25%, 9/1/29	NR/NR	$ 2,668,775
3,470	Community Facs. Dist. No. 99-1 Escrow, 6.25%, 9/1/29	NR/NR	3,704,260
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,310,554
	Sequoia Union High School Dist., GO,
1,205	5.00%, 7/1/23 (Pre-refunded @ $102, 7/1/11) (MBIA) (a)	Aaa/NR	1,298,568
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	4,603,260
1,000	Sonoma Cnty. Water Agcy., Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,047,330
	South Tahoe JT Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,504,775
4,425	5.45%, 10/1/33	NR/BBB	4,630,143
	Southern CA Public Power Auth., Power Project Rev., Magnolia Power (AMBAC),
2,700	5.00%, 7/1/33, Ser. A-2003-1 (g)	Aaa/AAA	2,837,268
12,200	5.00%, 7/1/33, Ser. A-2003-1	Aaa/AAA	12,820,248
4,095	State Department Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,367,604
	State Public Works Board Lease Rev.,
5,385	CA State Univ., 5.00%, 10/1/19	A2/A	5,536,588
1,105	Patton, 5.375%, 4/1/28	A2/A	1,175,565
4,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,812,796
3,505	Statewide Community Dev. Auth., CP, Internext Group, 5.375%, 4/1/30	NR/BBB	3,565,111
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,649,450
	Health Fac.,
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,887,504
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,975,150
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	10,684,900
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,869,367
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,095,940
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	2,091,900
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	8,617,023
7,000	6.00%, 6/1/42	Baa3/NR	7,557,970
5,000	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,113,200
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,166,360
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A1	Baa3/BBB	5,105,250
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,132,192

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Univ. Rev. (FSA) (g),
$ 5,500	4.75%, 5/15/35, Ser. F	NR/NR	$ 5,665,055
2,147	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ $101, 9/1/11) (a)	NR/NR	2,246,073
17,303	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ $101, 4/1/08) (a)	NR/NR	18,106,763
4,000	Vernon Electric System Rev., Malburg Generating Station, 5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,097,600
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,053,150
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,655,825
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,902,432
	Total California Municipal Bonds & Notes (cost–$556,048,115)		594,430,072
OTHER MUNICIPAL BONDS & NOTES–1.6%
	New York–0.4%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,833,925
	Puerto Rico–1.2%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,583,355
	Public Building Auth. Rev.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	4,599,142
290	5.25%, 7/1/36, Ser. D	Baa3/BBB	303,926
790	5.25%, 7/1/36, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/BBB	850,759
			7,337,182
	Total Other Municipal Bonds & Notes (cost–$9,452,909)		10,171,107
CALIFORNIA VARIABLE RATE NOTES (b)(c)(d)–2.2%
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
123	7.66%, 6/1/45, Ser. 1421 (AMBAC-TCRS)	Aaa/AAA	145,803
2,000	8.857%, 6/1/35 (FGIC)	Aaa/AAA	2,558,400
	Los Angeles Unified School Dist., GO (MBIA),
1,745	7.324%, 1/1/23	NR/NR	2,025,212
2,090	10.473%, 1/1/11	NR/NR	3,231,370
—(h)	Los Angeles Water & Power Rev., 5.694%, 7/1/30	NR/NR	2
425	Orange Cnty. Water Dist. Rev., CP, 5.96%, 2/15/11 (MBIA)	NR/NR	538,059
—(h)	Pajaro Valley Unified School Dist., GO, 6.068%, 8/1/11	NR/NR	7
—(h)	Pasadena Water Rev., 5.899%, 6/1/33 (FGIC)	NR/NR	2
240	Sacramento Cnty. Water Financing Auth. Rev., 6.009%, 6/1/11 (AMBAC)	NR/NR	308,899
	San Marcos Public Facs. Auth. Tax Allocation (FGIC),
550	5.968%, 2/1/11	NR/NR	707,976
210	5.968%, 8/1/11	NR/NR	270,316
2,065	Southern CA Public Power Auth., Power Project Rev., 5.989%, 7/1/11 (AMBAC)	NR/NR	2,690,840
	Univ. Rev. (FSA),
560	6.165%, 9/1/33	NR/NR	737,609

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$ 30	6.165%, 9/1/34	NR/NR	$39,567
275	7.28%, 5/15/35, Ser. 1119	NR/AAA	316,264
	Total California Variable Rate Notes (cost–$12,517,982)		13,570,326
OTHER VARIABLE RATE NOTES (d)–0.6%
	Puerto Rico–0.6%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$4,017,044)	Ba1/BBB−	4,104,380
U.S. TREASURY BILLS (e)–0.4%
2,470	4.80%-4.91%, 3/1/07-3/15/07 (cost–$2,446,207)		2,446,207
	Total Investments before options written (cost–$584,482,257)–100.0%		624,722,092

OPTIONS WRITTEN (f)–(0.0)%
Contracts
	Call Options — (0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
210	strike price $110, expires 2/23/07 (premiums received–$87,911)	(16,407)
	Total Investments net of options written (cost–$584,394,346)–100.0%	$624,705,685

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2006.

(e)	All or partial amount segregated as collateral for futures contracts and/or written options.

(f)	Non-income producing.

(g)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Less than $500.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at December 31, 2006:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	124	$29,379	6/18/07	$(3,100)
	Financial Future Euro – 90 day	124	29,424	9/17/07	(6,200)
	Financial Future Euro – 90 day	124	29,466	12/17/07	(6,200)
	Financial Future Euro – 90 day	124	29,484	3/17/08	(7,750)
	U.S. Treasury Notes 5 yr. Futures	354	37,192	3/30/07	(22,125)
Short:	U.S. Treasury Bond Futures	(1,378)	(153,561)	3/21/07	129,188
	U.S. Treasury Notes 10 yr. Futures	(317)	(34,067)	3/21/07	39,625
					$123,438

(2)	Transactions in options written for the period ended December 31, 2006:

	Contracts	Premiums
Options outstanding, September 30, 2006	423	$77,938
Options written	210	87,911
Options expired	(423)	(77,938)
Options outstanding, December 31, 2006	210	$87,911

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. However, as discussed above, subsequent to December 31, 2006, the Registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 1, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 1, 2007